Investments - Available for sale fixed maturities and equity securities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	$ 27,310	$ 24,903
Fixed maturities, Available for sale, Fair Value	28,020	25,486
Equity securities, Available for sale, Amortized Cost	447	489
Equity securities, Available for sale, Fair Value	495	486
Total fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	27,310	24,903
Fixed maturities, Available for sale, Gross Unrealized, Gains	905	904
Fixed maturities, Available for sale, Gross Unrealized, Losses	(195)	(321)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	710	583
Fixed maturities, Available for sale, Fair Value	28,020	25,486
U.S. Government and government agencies
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	51	61
Fixed maturities, Available for sale, Gross Unrealized, Gains	2	2
Fixed maturities, Available for sale, Gross Unrealized, Losses	(3)	(3)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	(1)	(1)
Fixed maturities, Available for sale, Fair Value	50	60
States, municipalities and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	4,063	3,836
Fixed maturities, Available for sale, Gross Unrealized, Gains	155	162
Fixed maturities, Available for sale, Gross Unrealized, Losses	(42)	(32)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	113	130
Fixed maturities, Available for sale, Fair Value	4,176	3,966
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	12	12
Fixed maturities, Available for sale, Gross Unrealized, Gains	1	1
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	0
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	1	1
Fixed maturities, Available for sale, Fair Value	13	13
Residential MBS
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	2,388	2,344
Fixed maturities, Available for sale, Gross Unrealized, Gains	216	246
Fixed maturities, Available for sale, Gross Unrealized, Losses	(7)	(6)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	209	240
Fixed maturities, Available for sale, Fair Value	2,597	2,584
Commercial MBS
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	1,304	1,903
Fixed maturities, Available for sale, Gross Unrealized, Gains	46	71
Fixed maturities, Available for sale, Gross Unrealized, Losses	(1)	0
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	45	71
Fixed maturities, Available for sale, Fair Value	1,349	1,974
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	4,517	3,508
Fixed maturities, Available for sale, Gross Unrealized, Gains	37	21
Fixed maturities, Available for sale, Gross Unrealized, Losses	(35)	(37)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	2	(16)
Fixed maturities, Available for sale, Fair Value	4,519	3,492
Corporate and other
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	14,975	13,239
Fixed maturities, Available for sale, Gross Unrealized, Gains	448	401
Fixed maturities, Available for sale, Gross Unrealized, Losses	(107)	(243)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	341	158
Fixed maturities, Available for sale, Fair Value	15,316	13,397
Total equity securities
Schedule of Available-for-sale Securities [Line Items]
Equity securities, Available for sale, Amortized Cost	447	489
Equity securities, Available for sale, Gross Unrealized, Gains	58	32
Equity securities, Available for sale, Gross Unrealized, Losses	(10)	(35)
Equity securities, Available for sale, Net Unrealized, Gains (Losses)	48	(3)
Equity securities, Available for sale, Fair Value	495	486
Common stocks
Schedule of Available-for-sale Securities [Line Items]
Equity securities, Available for sale, Amortized Cost	391	439
Equity securities, Available for sale, Gross Unrealized, Gains	55	32
Equity securities, Available for sale, Gross Unrealized, Losses	(9)	(35)
Equity securities, Available for sale, Net Unrealized, Gains (Losses)	46	(3)
Equity securities, Available for sale, Fair Value	437	436
Perpetual preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Equity securities, Available for sale, Amortized Cost	56	50
Equity securities, Available for sale, Gross Unrealized, Gains	3	0
Equity securities, Available for sale, Gross Unrealized, Losses	(1)	0
Equity securities, Available for sale, Net Unrealized, Gains (Losses)	2	0
Equity securities, Available for sale, Fair Value	$ 58	$ 50